February 15, 2013

Supplement

SUPPLEMENT DATED FEBRUARY 15, 2013 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 28, 2012

The following is hereby added as the third paragraph of the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—I. Revenue Sharing:"

With respect to one or more other Intermediaries, these payments may currently include a one-time fee in an amount up to $25,000 for access to such Intermediary's sales platform(s).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.